Organization and Principal Activities (Details)	Dec. 31, 2023 Subsidiary Item
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of Subsidiaries | Subsidiary	11
Number of VIE's	2
Number of subsidiaries of VIE's	18